EQUITY INVESTMENTS	12 Months Ended
Sep. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
10.	EQUITY INVESTMENTS

Equity investments consist of the following:

	September 30,
	2013	2014
	RMB	RMB

Equity method investment	6,173	-
Cost method investment	18,721	18,721
	24,894	18,721

The Company owned 30% equity interest in Liyu and accounted for the investment in Liyu under the equity method. For the years ended September 30, 2012, 2013 and 2014, the Company recorded its pro-rata share of earnings (loss) in Liyu of RMB4,030, RMB5,161  and RMB(776), respectively. The Company also received dividends of RMB2,100, RMB2,700 and RMB3,000 respectively from Liyu for each of the years ended September 30, 2012, 2013 and 2014. The dividend received was accounted for as a reduction in equity investments. On July 10, 2014, the Company has disposed all its equity interests at a consideration of RMB900, a loss of disposal of RMB1,498 was recorded in the statement of income and comprehensive income for the year ended September 30, 2014.

Jinong

As of September 30, 2011, the Company owned 23% equity interest in Jinong and accounted for equity method investment. In 2012, one shareholder of Jinong increased its investment in Jinong’s shares, thereby the equity interests held by the Company were reduced to 17.94% and the Company is considered to no longer have a significant influence on Jinong. Therefore, the investment in Jinong was accounted for the cost method investment as of September 30, 2013 and 2014